Revenue by Categories - Schedule of Revenue Generated from Different Revenue Streams (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Revenue generated from different revenue streams	$ 193,439	$ 273,832
Cloud mining solutions [Member]
Disaggregation of Revenue [Line Items]
Revenue generated from different revenue streams	147,980	158,526
BTC self-mining revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue generated from different revenue streams	32,357	111,130
Sales of mining equipment [Member]
Disaggregation of Revenue [Line Items]
Revenue generated from different revenue streams	11,275	828
Hosting services and others [Member]
Disaggregation of Revenue [Line Items]
Revenue generated from different revenue streams	$ 1,827	$ 3,348